Bass, Berry & Sims plc
Attorneys at Law

A PROFESSIONAL LIMITED LIABILITY COMPANY
The Tower at Peabody Place
100 Peabody Place, Suite 900
Memphis, Tennessee 38103-3672
(901) 543-5900
March 30, 2009
VIA EDGAR and FEDEX
United States Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-4041
Attn: Kevin Rupert
(202) 551-6989
     Re:     Triangle Capital Corporation’s Definitive Proxy Statement on Schedule 14A
Dear Mr. Rupert:
     On behalf of Triangle Capital Corporation (the “Company”), please find enclosed copies of (i) the Company’s Definitive Proxy Statement on Schedule 14A, filed via EDGAR today, March 30, 2009, and (ii) the Company’s letter responding to the Division of Investment Management’s oral comments received on March 20, 2009 and March 24, 2009. As discussed, we have also filed the Company’s Comment Response Letter via EDGAR as correspondence, along with certain additional documentation per your request.
     Should you have any questions regarding the enclosed or the filed EDGAR correspondence, please do not hesitate to contact me by telephone directly at 901-543-5910, by email at rhumphreys@bassberry.com, or by fax at 866-899-9345.
Best regards,
/s/ Robert C. Humphreys
Robert C. Humphreys
Enclosure

Cc:	Steven C. Lilly (via email) C. Robert Knox, Jr. (via email) John A. Good, Esq. (via email)

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